UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

ALPHAONE
CAPITAL PARTNERS

AlphaOne Micro Cap Equity Fund

Semi-Annual Report

April 30, 2013

Investment Adviser:
AlphaOne Investment Services, LLC

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2013 (Unaudited)

The AlphaOne Micro Cap Equity Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-4-ALPHAONE; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2013 (Unaudited)

Dear Shareholders:

We are pleased to provide our investors with the semi-annual report for the AlphaOne Micro Cap Equity Fund for the six months ended April 30, 2013.

Your Fund returned 9.77% (I Class Shares and Investors Class Shares) for the six months ending April 30, 2013. The Russell 2000 Index has returned 16.58% over that time. Over the last 12 months, the Fund has returned 12.63% (I Class Shares) and 12.28% (Investor Class Shares), while the Russell 2000 Index has returned 17.69%.

The Fund has lagged behind its benchmark over the last six months as the Russell 2000 Index has presided over a “risk on”, momentum-fueled rally. A raging bull market is quite likely to ignore heavy leverage, inexperienced management, weak business plans and high valuations. We tend to own businesses with healthy balance sheets and long operational histories. We believe that owning higher quality companies can decrease the volatility of returns and provide a higher level of capital appreciation over time versus a lower quality portfolio. Quality tends to come at premium when the bull inevitably tires. Alas, over the past six months, quality investing has not been in style and though the Fund has delivered positive returns, the underperformance is frustrating.

The market’s voracious appetite for risk explains a portion of the underperformance for the last six months. Portfolio construction played a role as well. Our recent lower-than-average upside capture across our history managing micro cap portfolios can be attributed in part to three other factors: 1) cash; 2) underweights to some specific industry groups that performed well but are atypical to the strategy (including biotech and Real Estate Investment Trusts); and 3) companies which failed to meet the expectations with respect to our ownership thesis. Multiple earnings disappointments suggest misdirection at a company and cannot be tolerated when the Russell 2000 universe is full of many opportunities. We have a preference for execution and have eliminated those companies that were again not able to deliver on their own forecasts during the most recent period.

In terms of the overall investing environment, the market is clearly taking the lead from the Federal Reserve Bank, which has delivered on its pledge to keep rates near zero and to flood the market with liquidity through quantitative easing. In turn, the market has acted emotionally with a tremendous rotation to “risk assets.” At the same time, our elected officials have proven unwilling or unable to pave the way for future economic success via bipartisan legislation around spending, the debt limit, taxes, and economic stimulus. Not surprisingly, businesses are forced to move forward cautiously at a pace which seems out of sync with share prices.

There is an interesting dichotomy at play in the market as well. Sectors, industries, and individual stocks normally associated with lower quality factors (negative earnings, high leverage, higher risk relative to peers, etc.) have had fantastic performance during the past six months. For example, media companies have more than doubled since near the recent market bottom early last November with only a modest increase in earnings per share expectations. Conversely, defensive names (i.e. yield stocks) have risen at a rate greater than the broader Russell 2000 Index during a rising market, which is a rare occurrence. Typically, defensive companies/sectors would be expected to lag in this environment but they are currently experiencing growth at an annualized rate greater than 30%.

This barbell approach might be a response to the aggressive activity of the Federal Reserve Bank (FRB). With the FRB continuing the purchase of long dated bonds via quantitative easing, the long end of the yield curve continues to have lower yields. Within the equity markets some of the most levered ways to play this behavior is to own companies that have the ability to refund their balance sheets with lower cost debt and/or buy stocks with yields greater than medium to long term bonds. This may be a reasonable short-term approach, but these equity investors may experience the same negative price reaction as a fixed income investor when rates begin to rise again. Nearly thirty years ago, a bank trust officer offered some sage advice that has stayed with us: “Never chase yield.” We believe that wisdom applies to both the fixed income and the equity markets.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2013 (Unaudited)

We are not in the business of managing companies, but we are in the business of working to optimize the returns of the Fund’s portfolio. That means that we endeavor to find and invest in quality names with sustainable rates of growth and profitability such that over time we can provide the Fund with above average returns and lower volatility of returns.

We thank you for your continued support.

Sincerely,

The AlphaOne Capital Partners Team

The performance quoted herein represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-855-4-ALPHAONE.

This material represents an assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Mutual fund investing involves risk including possible loss of principal. In addition to the normal risks associated with investing, investments in smaller companies typically exhibit higher volatility.

Definition of the Comparative Indices

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2013 (Unaudited)

Sector Weightings*

* Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.2%†
	Shares	Value

CONSUMER DISCRETIONARY — 2.6%
Einstein Noah Restaurant Group	85,336	$1,229,692
Red Robin Gourmet Burgers*	17,562	849,474

		2,079,166

CONSUMER STAPLES — 0.8%
Fairway Group Holdings, Cl A*	35,600	625,848

ENERGY — 5.9%
Dawson Geophysical*	25,951	797,734
Natural Gas Services Group	73,040	1,474,678
Panhandle Oil and Gas, Cl A	11,663	332,162
RigNet*	48,404	1,171,377
RPC	77,622	1,027,715

		4,803,666

FINANCIAL SERVICES — 29.1%
Banner	53,251	1,739,710
Berkshire Hills Bancorp	61,936	1,601,665
Bryn Mawr Bank	66,122	1,536,014
Calamos Asset Management, Cl A	135,246	1,535,042
Capital City Bank Group*	25,460	318,250
Columbia Banking System	69,898	1,500,710
Enterprise Financial Services	14,700	211,386
Financial Institutions	67,736	1,295,790
First California Financial Group*	112,193	905,398
First Connecticut Bancorp	81,152	1,204,296
Flushing Financial	82,101	1,246,293
Hanmi Financial*	44,000	678,920
Iberiabank	12,847	586,080
OceanFirst Financial	100,316	1,425,491
Pacific Continental	14,168	158,398
Park Sterling*	245,156	1,404,744
Renasant	56,559	1,290,676
Sterling Bancorp, Cl N	107,126	1,208,381
Virginia Commerce Bancorp*	60,414	811,964

	Shares	Value

FINANCIAL SERVICES — continued
Webster Financial	64,279	$1,502,200
WSFS Financial	27,767	1,358,917

		23,520,325

HEALTH CARE — 13.3%
BioScrip*	100,454	1,392,292
Hanger Orthopedic Group*	57,317	1,741,864
HMS Holdings*	27,204	685,813
Merit Medical Systems*	81,548	788,569
MWI Veterinary Supply*	7,556	889,417
National Research	25,854	1,549,947
Natus Medical*	108,717	1,360,050
US Physical Therapy	66,706	1,591,605
Vocera Communications*	39,837	788,772

		10,788,329

PRODUCER DURABLES — 30.2%
Altra Holdings	47,561	1,267,501
Astronics*	46,646	1,296,759
AZZ	11,501	486,377
CRA International*	66,451	1,225,356
Douglas Dynamics	58,281	815,351
DXP Enterprises	12,524	837,605
Exponent	27,363	1,442,030
Federal Signal*	68,000	527,680
GP Strategies *	40,433	891,548
Great Lakes Dredge & Dock	173,338	1,199,499
Hurco*	49,712	1,333,773
Knight Transportation	63,042	984,716
LB Foster, Cl A	26,856	1,185,692
LMI Aerospac*	70,352	1,504,829
Marten Transport	40,759	830,261
Multi-Color	55,919	1,446,065
Old Dominion Freight Line	29,661	1,141,948
On Assignment*	57,607	1,398,122
Raven Industries	30,387	1,019,484
Standard Parking*	39,712	853,411
Team*	33,117	1,283,615
Thermon Group Holdings*	37,965	744,114
Titan Machinery*	33,574	757,430

		24,473,166

TECHNOLOGY — 11.3%
Computer Task Group	53,233	1,092,341
Dynamics Research*	70,220	410,085
GSI Group*	166,459	1,421,560

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TECHNOLOGY — continued
II-VI*	68,721	$1,063,114
IXYS	118,251	1,071,354
Methode Electronics	81,037	1,165,312
PDF Solutions*	60,072	1,027,832
Seachange International*	115,609	1,255,513
Virtusa*	27,104	601,980

		9,109,091

Total Common Stock (Cost $64,951,412)		75,399,591

CASH EQUIVALENT — 5.8%
BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $4,642,844)	4,642,844	4,642,844

Total Investments — 99.0%
(Cost $69,594,256)		$80,042,435

Percentages are based on Net Assets of $80,877,929.
†		More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*		Non-income producing security.
(A)		The rate reported is the 7-day effective yield as of April 30, 2013.
Cl	–	Class

As of April 30, 2013 all of the Fund’s investments were Level 1.

For the six months ended April 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2013 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $69,594,256)	$80,042,435
Receivable for Investment Securities Sold	1,304,541
Dividends and Income Receivable	13,689
Prepaid Expenses	21,100

Total Assets	81,381,765

Liabilities:
Payable for Investment Securities Purchased	387,748
Payable due to Investment Adviser	65,422
Payable due to Administrator	9,452
Chief Compliance Officer Fees Payable	1,937
Payable due to Trustees	1,680
Payable for Distribution Fees — Investor Class	135
Other Accrued Expenses	37,462

Total Liabilities	503,836

Net Assets	$80,877,929

NET ASSETS CONSIST OF:
Paid-in Capital	$69,297,435
Distributions in Excess of Net Investment Income/Accumulated Net Investment Loss	(152,489)
Accumulated Net Realized Gain on Investments	1,284,804
Net Unrealized Appreciation on Investments	10,448,179

Net Assets	$80,877,929

I Class Shares
Net Assets	$80,391,866
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,818,456

Net Asset Value, Offering and Redemption Price Per Share	$10.28

Investor Class Shares
Net Assets	$486,063
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	47,474

Net Asset Value, Offering and Redemption Price Per Share	$10.24

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2013 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income
Dividends	$772,719

Total Investment Income	772,719

Expenses
Investment Advisory Fees	388,811
Administration Fees	56,975
Trustees’ Fees	8,938
Chief Compliance Officer Fees	2,614
Distribution Fees — Investor Class	564
Shareholder Servicing and Distribution Fees — R Class *	86
Transfer Agent Fees	49,123
Registration and Filing Fees	24,505
Printing Fees	11,287
Legal Fees	10,832
Audit Fees	9,204
Custodian Fees	2,480
Other Expenses	6,152

Total Expenses	571,571

Less:
Waiver of Investment Advisory Fees	(18,865)
Fees Paid Indirectly	(2)

Net Expenses	552,704

Net Investment Income	220,015

Net Realized Gain on Investments	1,960,112
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,025,490

Net Realized and Unrealized Gain on Investments	6,985,602

Net Increase in Net Assets Resulting from Operations	$7,205,617

*	Class R Shares ceased operations on February 28, 2013.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net Investment Income (Loss)	$220,015	$(184,483)
Net Realized Gain on Investments	1,960,112	3,031,725
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,025,490	2,432,667

Net Increase in Net Assets Resulting from Operations	7,205,617	5,279,909

Dividends and Distributions:
Net Investment Income:
I Class Shares	(188,075)	—
Investor Class Shares	(341)	—
Net Realized Gains:
I Class Shares	(3,611,123)	(17,997)
Investor Class Shares	(15,964)	(2,778)
R Class Shares	(4,945)	(2,251)

Total Dividends and Distributions	(3,820,448)	(23,026)

Capital Share Transactions:
I Class Shares:
Issued	—	25,036,167
Issued in Connection with In-Kind Transfer†	—	44,751,554
Reinvestment of Dividends	3,008,415	17,996
Redeemed	(1,345,500)	(400,096)

Increase from I Class Capital Share Transactions	1,662,915	69,405,621

Investor Class Shares:
Issued	230,586	110,257
Reinvestment of Dividends	16,257	2,777
Redeemed	(1,000)	(5,078)

Increase from Investor Class Capital Share Transactions	245,843	107,956

R Class Shares*:
Issued	—	1
Reinvestment of Dividends	4,943	2,250
Redeemed	(110,694)	—

Increase (Decrease) from R Class Capital Share Transactions	(105,751)	2,251

Net Increase in Net Assets from Capital Share Transactions	1,803,007	69,515,828

Total Increase in Net Assets	5,188,176	74,772,711

Net Assets:
Beginning of Period	75,689,753	917,042

End of Period	$80,877,929	$75,689,753

Distributions in Excess of Net Investment Income/Accumulated Net Investment Loss	$(152,489)	$(184,088)

Shares Issued and Redeemed:
I Class Shares:
Issued	—	2,625,360
Issued in Connection with In-Kind Transfer†	—	4,974,108
Reinvestment of Dividends	320,277	2,054
Redeemed	(140,890)	(42,473)

Total I Class Shares Transactions	179,387	7,559,049

Investor Class Shares:
Issued	23,158	11,718
Reinvestment of Dividends	1,740	318
Redeemed	(98)	(554)

Total Investor Class Shares Transactions	24,800	11,482

R Class Shares*:
Reinvestment of Dividends	532	258
Redeemed	(10,800)	—

Total R Class Shares Transactions	(10,268)	258

Net Increase in Shares Outstanding from Share Transactions	193,919	7,570,789

Amounts designated as “—” are $0 or zero shares.

*	Class R Shares ceased operations on February 28, 2013.
†	See Note 8 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Period
	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)^	NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM INVESTMENT INCOME	DISTRIBUTIONS FROM REALIZED GAINS	TOTAL DIVIDENDS AND DISTRIBUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN‡	PERIOD NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE NET ASSETS		RATIO OF EXPENSES TO AVERAGE NET ASSETS (EXCLUDING WAIVERS & REIMBURSED FEES)		RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS		PORTFOLIO TURNOVER RATE
I Class Shares†
2013^^	$9.87	$0.03	$0.88	$0.91	$(0.02)	$(0.48)	$(0.50)	$10.28	9.77%	$80,392	1.42	%*	1.47	%*	0.56	%*	22	%**
2012	9.06	(0.04)	1.07	1.03	—	(0.22)	(0.22)	9.87	11.74	75,367	1.42		1.81		(0.39)		52
2011	10.00	(0.04)	(0.90)	(0.94)	—	—	—	9.06	(9.40)	725	1.49	*	41.19	*	(0.75	)*	37	**
Investor Class Shares†
2013^^	$9.82	$0.01	$0.90	$0.91	$(0.01)	$(0.48)	$(0.49)	$10.24	9.77%	$486	1.67	%*	1.72	%*	0.16	%*	22	%**
2012	9.05	(0.06)	1.05	0.99	—	(0.22)	(0.22)	9.82	11.30	223	1.67		5.96		(0.64)		52
2011	10.00	(0.05)	(0.90)	(0.95)	—	—	—	9.05	(9.50)	101	1.74	*	41.59	*	(1.00	)*	37	**

†	Commenced operations on March 31, 2011.
^	Calculation performed using average shares for the period.
^^	For the six months ended April 30, 2013 (unaudited).
‡	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived or assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*	Annualized
**	Not Annualized
Amounts	Designated as “—“are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2013

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 45 funds. The financial statements herein are those of the AlphaOne Micro Cap Equity Fund (the “Fund”). The Fund, which commenced operations on March 31, 2011, is diversified and seeks long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2013, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2013

For the six months ended April 30, 2013, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2013, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2013, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Classes — Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds in the Trust and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase paid-in capital. For the six months ended April 30, 2013, there were no redemption fees retained.

3. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Fund Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.11% of the first $750 million and 0.09% of average daily net assets over $750 million of the Fund’s average daily net assets, subject to a minimum fee of $115,000 for the Fund. Due to these minimums, the annual administration fee the Fund pays will exceed the above percentages at low asset levels.

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of I Class Shares of the Fund.

The Fund entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund was able to pay service

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2013

providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to R Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the four months ended February 28, 2013, the Fund incurred $86 or 0.25%, of shareholder servicing fees, at which time R Class Shares ceased operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2013, the Fund earned credits of $2, which were used to offset transfer agent expenses. This amount is included in “Fees Paid Indirectly” on the Statements of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

AlphaOne Investment Services, LLC serves as the Adviser (the “Adviser”) to the Fund. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep each Fund’s net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, dividend and interest expense on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.50% of the Fund’s average daily net assets until March 1, 2014. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses in order to keep the Fund net operating expenses (excluding excluded expenses) from exceeding 1.42% of the Fund’s average daily net assets. The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of it at any time.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s total annual fund operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. As of April 30, 2013, pursuant to the above, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $30,251, expiring in 2014, $304,817, expiring in 2015 and $94,864, expiring in 2016.

6. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, for the six months ended April 30, 2013, were as follows:

	Purchases	Sales and Maturities
AlphaOne Micro Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	$21,083,285	$15,938,881

There were no purchases or sales of long-term U.S. Government securities for the Fund.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal year ended October 31, 2012 was a follows:

	Ordinary Income	Long-Term Capital Gain	Total
AlphaOne Micro Cap Equity Fund	$23,021	$5	$23,026

For tax purposes, short-term gains are considered ordinary income.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2013

As of October 31, 2012, the components of Distributable Earnings on a tax basis were as follows:

	Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings
AlphaOne Micro Cap Equity Fund	$3,631,598	$(184,088)	$4,747,815	$8,195,325

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2012 through October 31, 2012 and specified losses realized on investment transactions from November 1, 2011 through October 31, 2012, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2013 were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
AlphaOne Micro Cap Equity Fund	$69,594,256	$12,788,292	$(2,340,113)	$10,448,179

8. In Kind:

On January 3, 2012, the I Class Shares of the Fund had a contribution in-kind from a separate account. As a result of the transfer, the securities and cash or receivables/payables were exchanged tax-free as follows:

	Shares Issued	Net Assets	Unrealized Gain
AlphaOne Micro Cap Equity Fund	4,974,108	$44,751,554	$3,104,623

9. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Other:

At April 30, 2013, 63% of I Class Shares outstanding were held by four shareholders and 69% of Investor Class Shares outstanding were held by three shareholders on record owning 10% or greater of the aggregate total shares outstanding. 45% of Investor Class Shares outstanding of the Fund were held by an affiliate of the Investment Adviser.

11. Subsequent Event:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2013

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
AlphaOne Micro Cap Equity Fund, I Class Shares	$1,000.00	$1,097.70	1.42%	$7.39
AlphaOne Micro Cap Equity Fund, Investor Class Shares	1,000.00	1,097.70	1.67%	8.69

Hypothetical 5% Return
AlphaOne Micro Cap Equity Fund, I Class Shares	$1,000.00	$1,017.75	1.42%	$7.10
AlphaOne Micro Cap Equity Fund, Investor Class Shares	1,000.00	1,016.51	1.67%	8.35

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2013

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board at the meeting and the other meetings held since the approval of the Advisory Agreement, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on February 12-13, 2013, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, assets under management, investment management team, investment process and trading practices, financial resources, distribution strategy and approach to risk management. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting and prior meetings since the approval of the Advisory Agreement, and deliberated on the renewal of the Advisory Agreement in light of this information.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Advisory Agreement was initially approved. The Board also compared the Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, representatives of the Adviser provided information regarding and led a discussion of factors impacting the Fund’s performance since the Advisory Agreement was initially approved, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed, among other things, a report of the advisory fee paid by the Fund to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s total fees and expenses, after waivers, were reasonable. The Board concluded that the advisory fee was reasonable in light of the services rendered and the costs of such services. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund. In addition, the Board considered whether economies of scale were realized during the current contract period, but concluded that such economies of scale had not yet been achieved with respect to the Fund.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2013

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – continued (Unaudited)

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s re-approval of the Advisory Agreement. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The AlphaOne Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-4-ALPHAONE

Adviser:

AlphaOne Investment Services, LLC

One Tower Bridge

100 Front Street, Suite 1250

West Conshohocken, PA 19428

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Fund described.

ACP-SA-003-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 8, 2013